Schedule of Machinery and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Machinery and equipment	$ 2,536	$ 2,224	$ 2,263
Accumulated depreciation	(1,607)	(1,355)	(993)
Machinery and equipment, net	$ 929	$ 869	$ 1,270